Remuneration of Auditors	12 Months Ended
Jun. 30, 2026
Remuneration of Auditors [Abstract]
Remuneration of auditors

17 Remuneration of auditors

During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related audit firms:

(a) Grant Thornton Audit Pty Ltd

(i) Audit and other assurance services

	30 June 2026 $	30 June 2025 $
Audit and review of financial statements	401,962	439,394
Services related to NASDAQ and ATM registration	97,650	139,327
Total remuneration for audit and other assurance services	499,612	578,721